SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2016
SEGMENT INFORMATION AND REVENUE ANALYSIS [Abstract]
Gross Revenues by Products and Services
	For the years ended December 31,
	2014	2015	2016

Revenues from continuing operations
Products	$1,571	$248	$618
Services
Cloud platform operations	12	412	2,019
Head-end system integration	178	527	708
Head-end system development	154	735	895

Subtotal	344	1,674	3,622

Total revenues	$1,915	$1,922	$4,240